PARTNERS' CAPITAL AND MEZZANINE CAPITAL - Cash Distributions Paid and Declared (Details) - $ / shares		3 Months Ended		12 Months Ended
	Jan. 29, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Per-unit annual distributions to unitholders (in dollars per unit)	$ 0.125	$ 0.125	$ 0.575	$ 1.4375	$ 2.300	$ 2.300